REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.6%
	AEROSPACE & DEFENSE — 0.4%
185,000	Bombardier, Inc.(a)	7.8750	04/15/27	$ 184,522
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	172,837
403,000	TransDigm, Inc.	6.3750	06/15/26	398,115
186,000	TransDigm, Inc.	5.5000	11/15/27	177,660
				933,134
	AUTOMOTIVE — 0.5%
180,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	169,527
388,000	Ford Motor Company	4.3460	12/08/26	378,195
177,000	Ford Motor Company	4.7500	01/15/43	138,417
165,000	Ford Motor Company	5.2910	12/08/46	136,280
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	389,632
				1,212,051
	BIOTECH & PHARMA — 0.2%
99,000	BC Ltd.(a)	9.0000	01/30/28	98,753
179,000	Bausch Health Companies, Inc.(a)	11.0000	09/30/28	140,945
33,000	Bausch Health Companies, Inc.(a)	14.0000	10/15/30	20,760
127,000	Endo Luxembourg Finance Company I Sarl / Endo US, Inc.(a)	6.1250	04/01/29	99,092
188,000	Par Pharmaceutical, Inc.(a)	7.5000	04/01/27	147,323
				506,873
	CABLE & SATELLITE — 0.9%
398,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.0000	02/01/28	371,899
179,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.3750	06/01/29	165,775
185,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.7500	03/01/30	162,293
188,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	08/15/30	160,959
192,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	02/01/31	160,176
180,000	DISH DBS Corporation	5.8750	11/15/24	170,087
173,000	DISH DBS Corporation	7.7500	07/01/26	140,731
391,000	DISH DBS Corporation	7.3750	07/01/28	281,434
385,000	Sirius XM Radio, Inc.(a)	5.5000	07/01/29	361,307
192,000	Sirius XM Radio, Inc.(a)	4.1250	07/01/30	164,637
				2,139,298
	COMMERCIAL SUPPORT SERVICES — 0.1%
179,000	Prime Security Services Borrower, LLC (a)	5.7500	04/15/26	176,266
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	111,424

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.6% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.1% (Continued)			$ 287,690

	CONTAINERS & PACKAGING — 0.4%
394,000	Ball Corporation	4.0000	11/15/23	388,935
371,000	Pactiv, LLC B	7.9500	12/15/25	367,329
327,000	Sealed Air Corporation(a)	6.8750	07/15/33	340,261
				1,096,525
	ELECTRIC UTILITIES — 0.6%
414,000	Calpine Corporation(a)	5.1250	03/15/28	375,746
177,000	FirstEnergy Corporation	4.1500	07/15/27	169,371
403,000	PG&E Corporation	5.0000	07/01/28	378,135
621,000	Talen Energy Supply, LLC	6.5000	06/01/25	239,085
403,000	Vistra Operations Company, LLC(a)	5.5000	09/01/26	392,024
				1,554,361
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	384,627

	ENTERTAINMENT CONTENT — 0.3%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)	5.3750	08/15/26	53,922
370,000	Liberty Interactive, LLC	8.5000	07/15/29	187,398
411,000	Univision Communications, Inc.(a)	5.1250	02/15/25	400,907
				642,227
	FOOD — 0.7%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	175,899
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	172,250
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	142,915
125,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	143,869
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	149,191
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	146,365
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	143,743
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	143,476
137,000	Post Holdings, Inc.(a)	5.7500	03/01/27	135,122
192,000	Post Holdings, Inc.(a)	4.6250	04/15/30	169,175
195,000	Post Holdings, Inc.(a)	4.5000	09/15/31	168,155
				1,690,160

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
415,000	Louisiana-Pacific Corporation(a)	3.6250	03/15/29	$ 359,733

	HEALTH CARE FACILITIES & SERVICES — 1.1%
179,000	Centene Corporation	4.6250	12/15/29	169,907
186,000	Centene Corporation	3.3750	02/15/30	163,803
188,000	Centene Corporation	3.0000	10/15/30	161,024
195,000	Centene Corporation	2.5000	03/01/31	159,616
188,000	CHS/Community Health Systems, Inc.(a)	6.8750	04/15/29	118,115
408,000	DaVita, Inc.(a)	4.6250	06/01/30	343,891
203,000	DaVita, Inc.(a)	3.7500	02/15/31	158,970
173,000	HCA, Inc.	5.3750	02/01/25	173,657
364,000	HCA, Inc.	5.8750	02/15/26	369,925
163,000	HCA, Inc.	5.6250	09/01/28	165,588
183,000	HCA, Inc.	3.5000	09/01/30	163,756
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	170,395
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	335,857
				2,654,504
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	4.4500	04/01/26	167,518

	HOME CONSTRUCTION — 0.3%
229,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	225,583
400,000	Toll Brothers Finance Corporation B	4.3750	04/15/23	398,299
				623,882
	INSURANCE — 0.2%
42,000	MBIA, Inc.	6.6250	10/01/28	38,944
391,000	Radian Group, Inc.	4.5000	10/01/24	378,464
				417,408
	INTERNET MEDIA & SERVICES — 0.3%
168,000	Netflix, Inc.	4.8750	04/15/28	167,584
157,000	Netflix, Inc.	5.8750	11/15/28	163,272
354,000	Netflix, Inc.(a)	4.8750	06/15/30	350,009
				680,865

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.6% (Continued)
	LEISURE FACILITIES & SERVICES — 0.5%
197,000	BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	$ 166,612
183,000	Carnival Corporation(a)	7.6250	03/01/26	166,765
188,000	Carnival Corporation(a)	5.7500	03/01/27	156,305
135,000	Carnival Corporation	6.6500	01/15/28	104,135
195,000	Hilton Domestic Operating Company, Inc.(a)	3.6250	02/15/32	163,300
379,000	MGM Resorts International	5.7500	06/15/25	374,668
189,000	NCL Corporation Ltd.(a)	5.8750	03/15/26	165,052
188,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	161,928
				1,458,765
	METALS & MINING — 0.2%
189,000	FMG Resources August 2006 Pty Ltd.(a)	4.3750	04/01/31	166,456
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	149,842
185,000	Novelis Corporation(a)	4.7500	01/30/30	167,706
				484,004
	OIL & GAS PRODUCERS — 1.9%
204,000	Apache Corporation	4.8750	11/15/27	190,883
171,000	Apache Corporation	5.1000	09/01/40	149,544
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	166,161
39,000	Cheniere Energy, Inc.(a)	4.6250	10/15/28	37,202
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	130,685
179,000	Comstock Resources, Inc.(a)	6.7500	03/01/29	164,571
160,000	Continental Resources Inc.(a)	5.7500	01/15/31	156,890
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	390,342
180,000	EQT Corporation	3.9000	10/01/27	170,632
375,000	Murphy Oil Corporation	7.0500	05/01/29	384,339
415,000	New Fortress Energy, Inc.(a)	6.7500	09/15/25	397,846
197,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	181,538
189,000	NGL Energy Operating, LLC / NGL Energy Finance(a)	7.5000	02/01/26	178,776
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	180,407
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	383,237
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	174,555
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	168,653
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	165,798
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	167,150

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.6% (Continued)
	OIL & GAS PRODUCERS — 1.9% (Continued)
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	$ 158,047
304,000	Ovintiv, Inc.	8.1250	09/15/30	343,703
175,000	Western Midstream Operating, L.P.	5.3000	02/01/30	160,297
				4,601,256
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
463,000	Nabors Industries, Inc. B	5.7500	02/01/25	449,469
525,000	Transocean, Inc.(a)	8.0000	02/01/27	483,737
				933,206
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
402,000	Iron Mountain, Inc.(a)	4.8750	09/15/27	381,928
185,000	Iron Mountain, Inc.(a)	5.2500	07/15/30	167,367
406,000	iStar, Inc.	4.2500	08/01/25	403,477
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	132,560
186,000	SBA Communications Corporation	3.8750	02/15/27	172,068
200,000	SBA Communications Corporation	3.1250	02/01/29	169,688
				1,427,088
	RETAIL - CONSUMER STAPLES — 0.3%
195,000	Albertsons Companies Inc. / Safeway Inc.(a)	3.5000	03/15/29	168,493
294,000	New Albertsons, L.P.	8.0000	05/01/31	307,559
236,000	Rite Aid Corporation B	7.7000	02/15/27	102,462
226,000	Safeway, Inc.	7.2500	02/01/31	230,106
				808,620
	RETAIL - DISCRETIONARY — 0.2%
189,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	143,876
423,000	Staples, Inc.(a)	10.7500	04/15/27	323,016
				466,892
	SEMICONDUCTORS — 0.2%
388,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	390,080

	SPECIALTY FINANCE — 0.3%
392,000	OneMain Finance Corporation	5.6250	03/15/23	391,983
171,000	OneMain Finance Corporation	6.8750	03/15/25	169,881
168,000	OneMain Finance Corporation	7.1250	03/15/26	167,143
				729,007

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.6% (Continued)
	STEEL — 0.2%
392,000	United States Steel Corporation		6.6500	06/01/37	$ 372,318

	TECHNOLOGY HARDWARE — 0.4%
324,000	Dell, Inc.		7.1000	04/15/28	355,955
186,000	Imola Merger Corporation(a)		4.7500	05/15/29	161,958
137,000	Pitney Bowes, Inc.		4.6250	03/15/24	133,027
175,000	Western Digital Corporation		4.7500	02/15/26	169,230
400,000	Xerox Corporation		3.8000	05/15/24	388,589
					1,208,759
	TECHNOLOGY SERVICES — 0.3%
356,000	Sabre GLBL, Inc.(a)		9.2500	04/15/25	364,789
379,000	Unisys Corporation(a)		6.8750	11/01/27	287,627
					652,416
	TELECOMMUNICATIONS — 1.1%
173,000	Embarq Corporation		7.9950	06/01/36	83,530
406,000	Frontier Communications Corporation(a)		5.0000	05/01/28	367,226
152,000	Sprint Capital Corporation		6.8750	11/15/28	162,771
128,000	Sprint Capital Corporation		8.7500	03/15/32	158,057
173,000	Sprint Corporation		7.8750	09/15/23	175,771
169,000	Sprint Corporation		7.1250	06/15/24	172,806
165,000	Sprint Corporation		7.6250	02/15/25	171,491
341,000	Sprint Corporation		7.6250	03/01/26	361,130
157,000	Telecom Italia Capital S.A.		7.2000	07/18/36	133,579
152,000	Telecom Italia Capital S.A.		7.7210	06/04/38	131,344
185,000	T-Mobile USA, Inc.		3.5000	04/15/31	165,778
160,000	Vodafone Group plc(b)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	164,993
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)		7.7500	08/15/28	145,972
197,000	Zayo Group Holdings, Inc.(a)		4.0000	03/01/27	156,507
					2,550,955
	TRANSPORTATION & LOGISTICS — 0.6%
154,000	American Airlines, Inc.(a)		11.7500	07/15/25	171,633
183,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	179,547
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	173,482

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.6% (Continued)
	TRANSPORTATION & LOGISTICS — 0.6% (Continued)
163,000	Delta Air Lines, Inc.	7.3750	01/15/26	$ 169,768
183,000	Hawaiian Brand Intellectual Property Ltd. (a)	5.7500	01/20/26	174,993
402,000	United Airlines Holdings, Inc.	5.0000	02/01/24	400,190
186,000	United Airlines, Inc.(a)	4.3750	04/15/26	176,806
186,000	United Airlines, Inc.(a)	4.6250	04/15/29	170,048
				1,616,467

	TOTAL CORPORATE BONDS (Cost $35,711,061)			33,050,689

	U.S. GOVERNMENT & AGENCIES — 18.2%
	U.S. TREASURY NOTES — 18.2%
12,080,000	United States Treasury Note	0.8750	01/31/24	11,625,206
8,131,000	United States Treasury Note	2.5000	05/31/24	7,909,621
9,679,000	United States Treasury Note	1.1250	01/15/25	9,117,542
4,831,000	United States Treasury Note	1.5000	01/31/27	4,430,838
1,739,000	United States Treasury Note	3.1250	11/15/28	1,691,993
1,449,000	United States Treasury Note	2.6250	02/15/29	1,369,871
1,449,000	United States Treasury Note	2.3750	05/15/29	1,348,306
1,159,000	United States Treasury Note	1.5000	02/15/30	1,015,347
3,510,000	United States Treasury Note	0.6250	08/15/30	2,851,738
1,514,000	United States Treasury Note	0.8750	11/15/30	1,248,577
2,062,000	United States Treasury Note	1.6250	05/15/31	1,790,235
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $47,824,649)			44,399,274

	SHORT-TERM INVESTMENTS – 62.7%
	U.S. TREASURY BILLS — 59.6%
7,577,000	United States Treasury Bill(c)	0.0000	03/16/23	7,536,545
23,060,000	United States Treasury Bill(c)	0.0000	04/20/23	22,833,885
39,432,000	United States Treasury Bill(c)	0.0000	04/27/23	39,012,337
8,274,000	United States Treasury Bill(c)	0.0000	05/18/23	8,164,095
70,137,000	United States Treasury Bill(c)	0.0000	11/02/23	67,742,681
	TOTAL U.S. TREASURY BILLS (Cost $145,522,915)			145,289,543

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.1% (Continued)
	MONEY MARKET FUNDS - 3.1%
7,499,157	First American Government Obligations Fund, Class X, 4.13% (Cost $7,499,157)(d)	$ 7,499,157

	TOTAL SHORT-TERM INVESTMENTS - (Cost $153,022,072)	152,788,700

	TOTAL INVESTMENTS - 94.5% (Cost $236,557,782)	$ 230,238,663
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.5%	13,464,317
	NET ASSETS - 100.0%	$ 243,702,980

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 13,329,265 or 5.5% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

CREDIT DEFAULT SWAP
Notional Amount	Premiums Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Value	Unrealized Appreciation
$ 22,000,000	$ 16,728	To Sell Protection - CDX HY CDSI S38 5Y PRC, pays Quarterly	BNP Paribas	12/20/2027	Receive	5.00%	$ 582,252	$ 598,980

TOTAL							$ 582,252	$ 598,980

(I) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation
BlackRock High Yield Bond Portfolio - Institutional Class	12,299,557	$ 81,669,055	SOFR + 175 bps	7/31/2025	Barclays	$ 2,951,893
Invesco High Yield Municpal Fund	2,822,857	24,736,978	SOFR + 161 bps	1/10/2024	Goldman Sachs	358,221
Invesco High Yield Municpal Fund	131,029	1,121,609	SOFR + 175 bps	7/31/2025	Barclays	43,240
Ishares IBOXX High Yield Corporate Bond	151,586	11,161,277	Fed Funds - 40 bps	7/20/2023	Barclays	409,282
Lord Abbett High Yield Fund	3,450,776	21,153,257	SOFR + 161 bps	10/20/2023	Goldman Sachs	586,632
Nuveen High Yield Municipal Bond Fund	1,258,900	31,219,454	OBFR + 50 bps	12/31/2049	Societe Generale	958,030
Nuveen High Yield Municipal Bond Fund	171,076	2,549,036	SOFR + 150 bps	12/5/2023	Barclays	106,067
Nuveen High Yield Municipal Bond Fund	3,635,285	55,407,957	SOFR + 161 bps	1/10/2024	Goldman Sachs	1,011,666
PGIM High Yield Fund - Class Z	4,482,020	20,393,191	SOFR + 161 bps	10/31/2023	Goldman Sachs	582,663
TOTAL						$ 7,007,694

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate
FED FUNDS	- Federal Funds Rate
OBFR	- Overnight Bank Funding Rate

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 96.8%
	FIXED INCOME - 96.8%
9,801	American Century High-Yield Municipal Fund, Class I	$ 87,422
10,872	BlackRock High Yield Municipal Fund, Institutional Class	98,171
2,657,771	Invesco High Yield Municipal Fund, Class Y	23,627,584
5,037,177	Invesco Rochester Municipal Opportunities Fund, Class Y	35,109,124
8,311	Lord Abbett High Yield Municipal Bond Fund, Class I	90,006
2,021,663	MainStay MacKay High Yield Municipal Bond Fund	23,794,969
11,735	MFS Municipal High Income Fund, Class I	87,307
11,741	Northern High Yield Municipal Fund, Shares Class	89,000
3,616,221	Nuveen High Yield Municipal Bond Fund, Class I	56,123,754
9,921	Nuveen Short Duration High Yield Municipal Bond, Class I	96,130
2,342,834	PIMCO High Yield Municipal Bond Fund, Institutional Class	19,773,518
14,801	Pioneer High Income Municipal Fund, Class Y	94,725
6,929	Western Asset Municipal High Income Fund, Class I	88,895
	TOTAL OPEN END FUNDS (Cost $152,316,603)	159,160,605

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
293,466	BlackRock Liquidity Funds MuniCash, Institutional Class, 1.40%(a)(b)	293,525
3,307,242	First American Government Obligations Fund, Class X, 4.13%(b)	3,307,242
206,546	JPMorgan Municipal Money Market Fund, Agency Class, 1.66%(b)	206,546
263,189	JPMorgan Tax Free Money Market Fund, Agency Class, 1.78%(a)(b)	263,189
	TOTAL MONEY MARKET FUNDS (Cost $4,070,433)	4,070,502

	TOTAL INVESTMENTS - 99.3% (Cost $156,387,036)	$ 163,231,107
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	1,143,547
	NET ASSETS - 100.0%	$ 164,374,654

(a)	All or a portion of this security is held in a separate collateral account.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2023.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued) January 31, 2023
TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation
Invesco High Yield Municipal Fund	1,600,000	$ 14,000,000	SOFR + 175 bps^	7/31/2025	Barclays	$ 224,000
Invesco High Yield Municipal Fund	57,143	500,750	SOFR + 161 bps^^	1/10/2024	Goldman Sachs	7,251
Nuveen High Yield Municipal Bond	1,635,056	25,000,000	SOFR + 175 bps^	7/31/2025	Barclays	376,063

TOTAL						$ 607,314

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 64.9%
	Brazil - 4.1%
783,574	B3 S.A. - Brasil Bolsa Balcao	$ 2,002,316
454,511	Gerdau S.A.	2,946,137
341,305	Petroleo Brasileiro S.A.	1,983,033
170,908	Vale S.A.	3,194,844
		10,126,330
	Canada - 12.4%
157,338	ARC Resources Ltd.	1,828,247
140,394	Barrick Gold Corporation	2,745,665
36,145	Canadian Natural Resources Ltd.	2,218,720
108,598	Cenovus Energy, Inc.	2,169,544
26,556	CGI, Inc.(a)	2,276,206
83,125	Empire Company Ltd., Class A	2,392,261
40,580	Imperial Oil Ltd.	2,217,980
25,785	Loblaw Companies Ltd.	2,310,123
26,155	Nutrien Ltd.	2,165,167
73,445	Open Text Corporation	2,463,660
64,677	Suncor Energy, Inc.	2,244,891
68,629	Teck Resources Ltd., Class B	2,969,067
28,438	West Fraser Timber Company Ltd.	2,472,786
		30,474,317
	Cayman Islands - 1.4%
198,300	NetEase, Inc.	3,533,281

	China - 3.0%
5,636,000	China Galaxy Securities Company Ltd., H Shares	3,033,489
769,500	China Shenhua Energy Company Ltd., H Shares	2,389,828
1,917,000	COSCO SHIPPING Holdings Company Ltd., H Shares	1,980,460
		7,403,777
	Finland - 1.0%
47,334	Orion OYJ, Class B	2,531,101

	France - 1.0%
39,202	TotalEnergies S.E.	2,428,231

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 64.9% (Continued)
	Israel - 0.9%
16,930	Check Point Software Technologies Ltd.(a)	$ 2,153,496

	Japan - 15.3%
156,500	Astellas Pharma, Inc.	2,299,914
94,600	Honda Motor Company Ltd.	2,331,235
23,200	Hoya Corporation	2,531,467
82,600	ITOCHU Corporation	2,654,995
72,600	KDDI Corporation	2,264,392
49,000	Konami Group Corporation	2,398,454
244,100	Marubeni Corporation	2,975,799
96,700	Mitsui & Company Ltd.	2,838,479
678,400	Nissan Motor Company Ltd.	2,415,149
90,400	Ono Pharmaceutical Company Ltd.	1,961,336
69,600	Recruit Holdings Company Ltd.	2,216,281
257,900	Renesas Electronics Corporation(a)	2,634,727
20,500	Shin-Etsu Chemical Company Ltd.	3,004,791
50,700	SoftBank Group Corporation	2,393,619
81,700	Takeda Pharmaceutical Company Ltd.	2,567,682
		37,488,320
	Korea (Republic Of) - 4.2%
161,805	HMM Company Ltd.	2,854,178
46,353	Kia Motors Corporation	2,511,217
133,480	Korean Air Lines Company Ltd.(a)	2,625,172
32,139	KT&G Corporation(b)	2,411,038
		10,401,605
	Netherlands - 5.7%
463,022	Aegon N.V.	2,534,818
76,370	Koninklijke Ahold Delhaize N.V.	2,273,500
768,583	Koninklijke KPN N.V.	2,624,327
56,472	OCI N.V.	1,917,801
49,360	QIAGEN N.V.(a)	2,395,830
20,161	Wolters Kluwer N.V.	2,194,939
		13,941,215

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 64.9% (Continued)
	Singapore - 1.0%
359,800	Singapore Exchange Ltd.	$ 2,525,143

	Sweden - 2.9%
22,976	Evolution A.B.	2,570,698
210,977	Hennes & Mauritz A.B., Class B	2,584,452
812,156	Telia Company A.B.	2,095,067
		7,250,217
	Switzerland - 3.1%
10,057	Kuehne + Nagel International A.G.	2,390,470
26,699	Novartis A.G.	2,404,884
134,692	UBS Group A.G.	2,860,184
		7,655,538
	Taiwan Province Of China - 4.1%
501,000	Evergreen Marine Corp Taiwan Ltd.	2,532,828
38,000	Largan Precision Company Ltd.	2,685,758
1,006,000	Wan Hai Lines Ltd.	2,539,593
1,137,000	Yang Ming Marine Transport Corporation	2,363,550
		10,121,729
	Thailand - 2.0%
432,300	Advanced Info Service PCL	2,567,962
1,957,200	Indorama Ventures PCL	2,414,677
		4,982,639
	United Kingdom - 2.8%
393,985	BP PLC	2,374,373
131,125	GSK PLC	2,300,943
78,203	Shell PLC	2,288,746
		6,964,062

	TOTAL COMMON STOCKS (Cost $140,331,350)	159,981,001

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 32.8%
	U.S. TREASURY BILLS — 25.4%
2,021,000	United States Treasury Bill(b)	0.0000	02/23/23	$ 2,015,517
4,040,000	United States Treasury Bill(b)	0.0000	03/16/23	4,018,430
20,223,000	United States Treasury Bill(b)	0.0000	04/27/23	20,007,772
27,621,000	United States Treasury Bill(b)	0.0000	10/05/23	26,766,685
10,295,000	United States Treasury Bill(b)	0.0000	11/02/23	9,943,552
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $62,792,915)			62,751,956

Shares
	MONEY MARKET FUNDS - 7.4%
18,216,027	First American Government Obligations Fund, Class X, 4.13% (Cost $18,216,027)(c)(d)			18,216,027

	TOTAL SHORT-TERM INVESTMENTS (Cost $81,008,942)			80,967,983

	TOTAL INVESTMENTS - 97.7% (Cost $221,340,292)			$ 240,948,984
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%			5,786,174
	NET ASSETS - 100.0%			$ 246,735,158

LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	All or a portion of this security is held in a separate collateral account.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

TOTAL RETURN SWAPS*
Security	Number of Shares	Notional Value	Currency	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Appreciation (Depreciation)
Adaro Enegery Indonesia TBK	8,549,500	2,176,505	USD	OBFR +0.90%	10/31/2023	Barclays	$ (490,976)
Aena Sme Sa	18,352	2,152,690	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	402,990
Aker Bp Asa	66,091	20,098,273	NOK	1-Mth NIBOR +0.35%	2/28/2023	Societe Generale	(5,960)
Amadeus It Group Sa	41,553	2,017,398	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	413,317
Ap Moller - Maersk A/S	1,100	16,907,000	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	(138,257)
Arcelormittal Sa	96,275	2,365,958	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	396,131
Danske Bank A/S	133,703	18,357,422	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	93,795
Deutsche Lufthansa Ag	316,561	2,458,096	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	669,668
Diasorin Spa	16,109	2,100,614	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(195,255)
Dsv A/S	15,985	17,527,553	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	68,918
Equinor Asa	58,848	20,702,726	NOK	1M NIBOR +0.35%	2/28/2023	Societe Generale	(285,971)
Ford Otomotiv Sanayi A/S	110,722	3,103,346	USD	SOFR +0.80%	11/2/2023	Goldman Sachs	(101,300)
Grupo Aerport Del Sureste-B	96,287	2,176,200	USD	OBFR +0.60%	10/30/2023	Barclays	432,925
Grupo Mexico SAB DE CV-SER B	616,680	2,212,150	USD	OBFR +0.60%	10/30/2023	Barclays	530,724
Hellenic Telecommun Organiza	137,219	2,002,025	EUR	ESTRON +0.95%	2/28/2023	Societe Generale	(17,900)
International Container	719,828	2,101,747	USD	OBFR +0.90%	11/7/2023	Barclays	627,048
Jeronimo Martins Sgps Sa	103,604	2,090,729	EUR	ESTRON +0.50%	2/28/2023	Societe Generale	(27,030)
Mercedes-Benz Group Ag	37,030	2,273,642	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	271,717
Norsk Hydro Asa	337,897	24,774,608	NOK	1M NIBOR +0.35%	2/28/2023	Societe Generale	237,668
OMV AV	47,603	2,222,870	EUR	1M EURIBOR +0.40%	11/2/2023	Barclays	(43,777)
Pandora A/S	39,885	19,467,869	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	454,091
Petronas Chemicals Group BHD	1,156,300	2,146,850	USD	OBFR +0.90%	10/31/2023	Barclays	118,543
Public Bank Berhad	2,317,900	2,197,029	USD	OBFR +0.90%	10/31/2023	Barclays	108,906
Recordati Industria Chimica E Farmaceutica Spa	56,570	2,192,088	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	84,864
Red Electrica Corporacion Sa	132,969	2,162,076	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(2,891)
Repsol Sa	159,544	2,369,228	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	41,625
Shaanxi Coal Industry - A	774,600	2,144,001	USD	OBFR +0.90%	10/30/2023	Barclays	98,142
Shanxi Lu'An Environmental - A	940,834	2,132,199	USD	OBFR +0.90%	10/30/2023	Barclays	625,946
SOC Quimica Y Minera Chile - B	22,557	1,823,701	USD	SOFR +0.90%	11/6/2023	Goldman Sachs	370,518
Telenor Asa	236,354	21,650,026	NOK	1M NIBOR +0.35%	2/28/2023	Societe Generale	301,941
Turk Hava Yollari	400,708	3,017,100	USD	SOFR +0.80%	11/2/2023	Goldman Sachs	(86,379)
United Tractors TBK PT	1,036,500	2,151,935	USD	OBFR +0.90%	10/31/2023	Barclays	(457,112)
Zangge Mining Co. Ltd. - A	583,503	2,174,759	USD	OBFR +0.90%	10/27/2023	Barclays	232,169
							$ 4,728,838

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receieve the total return on the securities, including dividends and provide a fee to the counterparty. The swaps do not reset; payments only occur at termination.

OBF – Overnight Bank Funding Rate

ESTRON – Euro Short Term Rate

NIBOR – Norwegian Interbank Offered Rate

CIBOR – Copenhagen Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

EURIBOR – Euro Interbank Offered Rate

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.2%
	ADVERTISING & MARKETING - 1.8%
53,363	Interpublic Group of Companies, Inc. (The)	$ 1,945,615
23,050	Omnicom Group, Inc.	1,982,069
		3,927,684
	APPAREL & TEXTILE PRODUCTS - 0.7%
55,952	VF Corporation	1,731,155

	AUTOMOTIVE - 0.5%
7,074	Tesla, Inc.(a)	1,225,358

	BANKING - 0.2%
3,778	JPMorgan Chase & Company	528,769

	BIOTECH & PHARMA - 3.6%
11,330	AbbVie, Inc.	1,674,008
1,866	Eli Lilly and Company	642,184
20,877	Gilead Sciences, Inc.	1,752,415
71,847	Organon & Company	2,164,750
164,982	Viatris, Inc.	2,006,181
		8,239,538
	CHEMICALS - 1.7%
35,916	Dow, Inc.	2,131,615
21,196	LyondellBasell Industries N.V., Class A	2,049,441
		4,181,056
	CONTAINERS & PACKAGING - 1.7%
149,639	Amcor PLC	1,804,646
50,022	International Paper Company	2,091,920
		3,896,566
	DIVERSIFIED INDUSTRIALS - 0.7%
14,419	3M Company	1,659,339

	E-COMMERCE DISCRETIONARY - 1.0%
22,541	Amazon.com, Inc.(a)	2,324,653

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.2% (Continued)
	ELECTRIC UTILITIES - 3.9%
29,996	Dominion Energy, Inc.	$ 1,908,945
18,186	Duke Energy Corporation	1,863,156
27,954	Edison International	1,926,031
23,447	Pinnacle West Capital Corporation	1,747,974
26,850	Southern Company (The)	1,817,208
		9,263,314
	ENTERTAINMENT CONTENT - 0.9%
92,273	Paramount Global, Class B	2,137,043

	FOOD - 0.8%
46,304	Kraft Heinz Company (The)	1,876,701

	HEALTH CARE FACILITIES & SERVICES - 0.2%
937	UnitedHealth Group, Inc.	467,741

	HEALTH CARE REIT - 0.8%
69,683	Healthpeak Properties, Inc.	1,914,889

	HOME & OFFICE PRODUCTS - 1.9%
141,581	Newell Brands, Inc.	2,259,633
12,517	Whirlpool Corporation	1,947,520
		4,207,153
	HOUSEHOLD PRODUCTS - 1.1%
10,392	Colgate-Palmolive Company	774,516
13,423	Kimberly-Clark Corporation	1,745,124
		2,519,640
	INTERNET MEDIA & SERVICES - 1.2%
16,782	Alphabet, Inc., Class A(a)	1,658,733
8,158	Meta Platforms, Inc., Class A(a)	1,215,297
		2,874,030
	LEISURE PRODUCTS - 0.7%
29,253	Hasbro, Inc.	1,730,900

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.2% (Continued)
	MACHINERY - 1.6%
7,612	Snap-on, Inc.	$ 1,893,333
22,793	Stanley Black & Decker, Inc.	2,035,642
		3,928,975
	MEDICAL EQUIPMENT & DEVICES - 1.1%
23,343	Medtronic plc	1,953,576
1,095	Thermo Fisher Scientific, Inc.	624,511
		2,578,087
	METALS & MINING - 0.9%
39,156	Newmont Corporation	2,072,527

	MULTI ASSET CLASS REIT - 0.7%
70,847	Vornado Realty Trust	1,727,958

	OFFICE REIT - 0.8%
25,560	Boston Properties, Inc.	1,905,242

	OIL & GAS PRODUCERS - 3.6%
63,499	Coterra Energy, Inc.	1,589,380
26,365	Devon Energy Corporation	1,667,323
12,222	Diamondback Energy, Inc.	1,785,878
94,625	Kinder Morgan, Inc.	1,731,637
7,496	Pioneer Natural Resources Company	1,726,704
		8,500,922
	RETAIL - CONSUMER STAPLES - 0.7%
43,741	Walgreens Boots Alliance, Inc.	1,612,293

	RETAIL - DISCRETIONARY - 1.3%
21,237	Best Buy Company, Inc.	1,884,147
2,137	Home Depot, Inc. (The)	692,751
1,765	Lowe's Companies, Inc.	367,561
		2,944,459
	RETAIL REIT - 1.7%
28,948	Realty Income Corporation	1,963,543

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.2% (Continued)
	RETAIL REIT - 1.7% (Continued)
15,239	Simon Property Group, Inc.	$ 1,957,602
		3,921,145
	SEMICONDUCTORS - 2.2%
7,146	Advanced Micro Devices, Inc.(a)	537,022
771	Broadcom, Inc.	451,043
62,706	Intel Corporation	1,772,072
9,502	NVIDIA Corporation	1,856,405
3,526	QUALCOMM, Inc.	469,698
		5,086,240
	SOFTWARE - 3.4%
1,602	Adobe, Inc.(a)	593,285
712	Intuit, Inc.	300,941
21,163	Microsoft Corporation	5,244,403
4,854	Salesforce, Inc.(a)	815,326
9,644	Splunk, Inc.(a)	923,606
		7,877,561
	TECHNOLOGY HARDWARE - 5.0%
39,563	Apple, Inc.	5,708,546
53,855	Corning, Inc.	1,863,922
61,718	HP, Inc.	1,798,463
35,621	Seagate Technology Holdings plc	2,414,391
		11,785,322
	TECHNOLOGY SERVICES - 1.1%
12,210	International Business Machines Corporation	1,645,054
1,199	Mastercard, Inc., Class A	444,349
1,995	Visa, Inc., Class A	459,269
		2,548,672
	TELECOMMUNICATIONS - 1.6%
94,651	AT&T, Inc.	1,928,041
46,522	Verizon Communications, Inc.	1,933,919
		3,861,960
	TOBACCO & CANNABIS - 1.5%
39,355	Altria Group, Inc.	1,772,549

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.2% (Continued)
	TOBACCO & CANNABIS - 1.5% (Continued)
18,400	Philip Morris International, Inc.	$ 1,918,017
		3,690,566
	TRANSPORTATION & LOGISTICS - 0.8%
9,653	United Parcel Service, Inc., Class B	1,788,025

	TRANSPORTATION EQUIPMENT - 0.8%
7,285	Cummins, Inc.	1,817,899

	TOTAL COMMON STOCKS (Cost $110,713,173)	122,353,382

	EXCHANGE-TRADED FUNDS — 20.0%
	EQUITY - 17.2%
111,474	iShares Core S&P Small-Cap ETF	11,553,165
254,753	Schwab International Small-Cap Equity ETF	8,755,861
76,684	Vanguard FTSE All World ex-US Small-Cap ETF	8,574,805
57,449	Vanguard Small-Cap ETF	11,615,038
		40,498,869
	FIXED INCOME - 2.8%
60,975	iShares 20+ Year Treasury Bond ETF	6,534,691

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,026,172)	47,033,560

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
10,175	Nuveen California High Yield Municipal Bond Fund, Class I	84,754
5,824	Nuveen High Yield Municipal Bond Fund Class I, Class I	90,396
	TOTAL OPEN END FUNDS (Cost $210,905)	175,150

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.5%
	U.S. TREASURY NOTES — 14.5%
11,501,000	United States Treasury Note	2.7500	08/31/23	$ 11,369,686
1,238,000	United States Treasury Note	2.5000	05/31/24	1,204,294
10,435,000	United States Treasury Note	3.2500	08/31/24	10,243,828
1,742,000	United States Treasury Note	1.1250	01/15/25	1,640,950
9,699,000	United States Treasury Note	3.1250	08/15/25	9,490,244
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $34,470,234)			33,949,002

	SHORT-TERM INVESTMENTS — 10.9%
	U.S. TREASURY BILLS — 8.2%
3,675,000	United States Treasury Bill(b)	0.0000	02/23/23	3,665,030
8,081,000	United States Treasury Bill(b)	0.0000	03/16/23	8,037,854
1,548,000	United States Treasury Bill(b)	0.0000	05/18/23	1,527,438
6,272,000	United States Treasury Bill(b)	0.0000	11/02/23	6,057,889
	TOTAL U.S. TREASURY BILLS (Cost $19,301,913)			19,288,211

Shares
	MONEY MARKET FUNDS - 2.7%
3,849,450	First American Government Obligations Fund, Class X, 4.13%(c)			3,849,449
2,566,827	Goldman Sachs Financial Square Government Fund, Administration Shares, , 3.96%(c)			2,566,827
	TOTAL MONEY MARKET FUNDS (Cost $6,416,276)			6,416,276

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,718,189)			25,704,487

	TOTAL INVESTMENTS - 97.7% (Cost $212,138,673)			$ 229,215,581
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%			5,448,682
	NET ASSETS - 100.0%			$ 234,664,263

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2023.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation
Ishares IBOXX High Yield Corporate Bond	124,155	$ 9,141,533	Fed Funds + 20 bps	2/27/2023	Barclays	$ 335,219
Invesco High Yield Municipal Bond Fund Class I	1,234,286	10,816,172	SOFR + 161 bps	1/10/2024	Goldman Sachs	156,631
SPDR Bloomberg BARC Convertible - Institutional Class	425,335	27,366,054	Fed Funds + 40 bps	10/23/2023	Barclays	1,646,046
iShares Preferred & Income - Institutional Class	893,862	27,289,607	Fed Funds + 40 bps	10/23/2023	Barclays	2,744,157
Nuveen High Yield Municipal Bond Fund Class I	650,403	9,817,926	SOFR + 161 bps	1/10/2024	Goldman Sachs	276,328
TOTAL						$ 5,158,381

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each swap pays monthly.

FED FUNDS	-Federal Funds Rate
SOFR	-Secured Overnight Financing Rate